UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2015

CLEARBRIDGE

ALL CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks long-term capital growth. Current income is a secondary consideration.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge All Cap Value Fund for the six-month reporting period ended March 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

II	ClearBridge All Cap Value Fund

Investment commentary

Economic review

The U.S. economy continued to expand, but the pace sharply decelerated during the six months ended March 31, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment and government spending. However, fourth quarter 2014 GDP growth was a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its initial estimate for first quarter 2015 GDP growth was 0.2%. Slower growth was attributed to a number of factors, including a deceleration in PCE and downturns in exports, nonresidential fixed investment and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.9 in October 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in March 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. After ticking up to 5.8% in November 2014, unemployment generally declined during the remainder of the reporting period and was 5.5% in March 2015, equaling its lowest level since May 2008.

ClearBridge All Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, after the reporting period ended, the Fed said, “… economic growth slowed during the winter months, in part reflecting transitory factors… The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended March 31, 2015. Stocks got off to a solid start as they rallied sharply in October and November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by several flights to quality due to concerns over global growth and geopolitical issues. The market then rallied sharply in February given strong investor risk appetite, but weakened again in March. All told, for the six months ended March 31, 2015, the S&P 500 Indexv gained 5.93%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 14.46% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 6.55% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 10.13%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.43% and 4.77%, respectively, during the six months ended March 31, 2015.

Performance review

For the six months ended March 31, 2015, Class A shares of ClearBridge All Cap Value Fund, excluding sales charges, returned 2.95%. The Fund’s unmanaged benchmark, the Russell 3000 Value Index, returned 4.77% for the same period. The Lipper Large-Cap Value Funds Category Average1 returned 3.79% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

IV	ClearBridge All Cap Value Fund

Performance Snapshot as of March 31, 2015 (unaudited)
(excluding sales charges)	6 months
ClearBridge All Cap Value Fund:
Class A	2.95%
Class B1	2.30%
Class C	2.64%
Class I	3.20%
Russell 3000 Value Index	4.77%
Lipper Large-Cap Value Funds Category Average[2]	3.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.29%, 2.40%, 1.98% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

RISKS: The Fund may invest in small and midcap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund is subject to certain risks of overseas investing not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

[1]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

ClearBridge All Cap Value Fund	V

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	ClearBridge All Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015 and September 30, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.95%	$1,000.00	$1,029.50	1.28%	$6.48	Class A	5.00%	$1,000.00	$1,018.55	1.28%	$6.44
Class B	2.30	1,000.00	1,023.00	2.55	12.86	Class B	5.00	1,000.00	1,012.22	2.55	12.79
Class C	2.64	1,000.00	1,026.40	1.98	10.00	Class C	5.00	1,000.00	1,015.06	1.98	9.95
Class I	3.20	1,000.00	1,032.00	0.86	4.36	Class I	5.00	1,000.00	1,020.64	0.86	4.33

2	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

[1]	For the six months ended March 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2015

ClearBridge All Cap Value Fund

Security	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 11.7%
Diversified Consumer Services — 0.2%
Sotheby’s Holdings Inc.	104,950	$4,435,187
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	624,620	29,881,821
Media — 3.3%
Walt Disney Co.	598,100	62,734,709
Multiline Retail — 1.6%
Target Corp.	386,430	31,714,310
Specialty Retail — 4.3%
Best Buy Co. Inc.	553,190	20,905,050
Home Depot Inc.	457,810	52,011,794
Pier 1 Imports Inc.	751,352	10,503,901
Total Specialty Retail		83,420,745
Textiles, Apparel & Luxury Goods — 0.7%
Coach Inc.	304,890	12,631,593
Total Consumer Discretionary		224,818,365
Consumer Staples — 2.0%
Food Products — 2.0%
Unilever PLC	921,750	38,444,635	(a)
Energy — 11.1%
Energy Equipment & Services — 1.4%
Halliburton Co.	612,390	26,871,673
Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	495,370	52,003,942
Devon Energy Corp.	529,030	31,905,799
Exxon Mobil Corp.	260,956	22,181,260
Hess Corp.	289,700	19,661,939
Marathon Oil Corp.	515,860	13,469,105
Newfield Exploration Co.	222,730	7,815,596	*
Occidental Petroleum Corp.	275,760	20,130,480
Royal Dutch Shell PLC, ADR, Class B Shares	280,980	17,617,446
Total Oil, Gas & Consumable Fuels		184,785,567
Total Energy		211,657,240
Financials — 31.6%
Banks — 12.2%
Citigroup Inc.	1,240,930	63,932,714
First Republic Bank	418,250	23,877,893

See Notes to Financial Statements.

4	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

ClearBridge All Cap Value Fund

Security	Shares	Value
Banks — continued
JPMorgan Chase & Co.	1,000,280	$60,596,962
KeyCorp	1,764,660	24,987,586
Regions Financial Corp.	2,841,634	26,853,441
U.S. Bancorp	781,860	34,143,826
Total Banks		234,392,422
Capital Markets — 8.3%
BlackRock Inc.	102,370	37,451,041
Franklin Resources Inc.	450,180	23,103,237
Goldman Sachs Group Inc.	243,590	45,787,612
State Street Corp.	718,792	52,852,776
Total Capital Markets		159,194,666
Consumer Finance — 1.3%
Synchrony Financial	833,880	25,308,258	*
Insurance — 6.1%
Allied World Assurance Co. Holdings AG	1,170,674	47,295,230
Axis Capital Holdings Ltd.	743,990	38,375,004
Chubb Corp.	310,430	31,384,473
Total Insurance		117,054,707
Real Estate Investment Trusts (REITs) — 2.5%
Pebblebrook Hotel Trust	568,735	26,485,989
Weyerhaeuser Co.	617,482	20,469,528
Total Real Estate Investment Trusts (REITs)		46,955,517
Real Estate Management & Development — 1.2%
Jones Lang LaSalle Inc.	128,830	21,952,632
Total Financials		604,858,202
Health Care — 11.0%
Pharmaceuticals — 11.0%
GlaxoSmithKline PLC, ADR	390,370	18,015,576
Johnson & Johnson	533,580	53,678,148
Merck & Co. Inc.	985,680	56,656,886
Novartis AG, ADR	619,110	61,050,437
Teva Pharmaceutical Industries Ltd., ADR	327,790	20,421,317
Total Health Care		209,822,364
Industrials — 12.3%
Aerospace & Defense — 6.6%
Boeing Co.	377,030	56,584,663
Honeywell International Inc.	357,810	37,323,161
Raytheon Co.	301,980	32,991,315
Total Aerospace & Defense		126,899,139

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2015

ClearBridge All Cap Value Fund

Security	Shares	Value
Airlines — 0.5%
Alaska Air Group Inc.	156,840	$10,379,671
Construction & Engineering — 0.4%
EMCOR Group Inc.	145,642	6,767,984
Industrial Conglomerates — 1.7%
General Electric Co.	1,301,100	32,280,291
Machinery — 3.1%
Allison Transmission Holdings Inc.	615,310	19,653,001
Joy Global Inc.	347,900	13,630,722
Stanley Black & Decker Inc.	275,900	26,309,824
Total Machinery		59,593,547
Total Industrials		235,920,632
Information Technology — 14.5%
Communications Equipment — 3.3%
Cisco Systems Inc.	1,230,890	33,880,247
Plantronics Inc.	127,080	6,728,886
Telefonaktiebolaget LM Ericsson, ADR	1,774,180	22,265,959
Total Communications Equipment		62,875,092
Internet Software & Services — 2.3%
eBay Inc.	342,300	19,743,864	*
Yahoo! Inc.	552,820	24,564,557	*
Total Internet Software & Services		44,308,421
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials Inc.	802,710	18,109,138
KLA-Tencor Corp.	284,180	16,564,852
Teradyne Inc.	1,140,510	21,498,613
Texas Instruments Inc.	484,130	27,684,974
Veeco Instruments Inc.	393,470	12,020,509	*
Total Semiconductors & Semiconductor Equipment		95,878,086
Software — 0.9%
Symantec Corp.	727,240	16,991,963
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	297,800	37,055,254
Samsung Electronics Co., Ltd., GDR	33,300	21,440,825	(a)(b)
Total Technology Hardware, Storage & Peripherals		58,496,079
Total Information Technology		278,549,641
Materials — 2.5%
Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	313,590	22,412,277

See Notes to Financial Statements.

6	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

ClearBridge All Cap Value Fund

Security	Shares	Value
Metals & Mining — 1.3%
Nucor Corp.	550,820	$26,180,475
Total Materials		48,592,752

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 1.1%
AT&T Inc.	660,070	21,551,285
Wireless Telecommunication Services — 2.0%
Vodafone Group PLC, Sponsored ADR	1,131,601	36,980,721
Total Telecommunication Services		58,532,006
Total Investments — 99.8% (Cost — $1,193,801,369#)		1,911,195,837
Other Assets in Excess of Liabilities — 0.2%		3,898,844
Total Net Assets — 100.0%		$1,915,094,681

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—American Depositary Receipts
GDR	—Global Depositary Receipts

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $1,193,801,369)	$1,911,195,837
Dividends and interest receivable	6,039,599
Receivable for securities sold	3,971,077
Receivable for Fund shares sold	753,038
Prepaid expenses	73,642
Total Assets	1,922,033,193

Liabilities:
Payable for Fund shares repurchased	2,044,838
Investment management fee payable	1,216,626
Due to custodian	617,151
Service and/or distribution fees payable	577,160
Trustees’ fees payable	131,026
Accrued expenses	2,351,711
Total Liabilities	6,938,512
Total Net Assets	$1,915,094,681

Net Assets:
Par value (Note 7)	$1,206
Paid-in capital in excess of par value	1,173,588,567
Undistributed net investment income	10,215,217
Accumulated net realized gain on investments and foreign currency transactions	13,895,223
Net unrealized appreciation on investments	717,394,468
Total Net Assets	$1,915,094,681

Shares Outstanding:
Class A	100,683,550
Class B	5,357,788
Class C	12,759,245
Class I	1,777,655

Net Asset Value:
Class A (and redemption price)	$16.11
Class B*	$14.42
Class C*	$14.56
Class I (and redemption price)	$16.81
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$17.09

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2015

Investment Income:
Dividends	$28,359,523
Interest	1,484
Less: Foreign taxes withheld	(311,393)
Total Investment Income	28,049,614

Expenses:
Investment management fee (Note 2)	7,133,539
Service and/or distribution fees (Notes 2 and 5)	3,417,610
Transfer agent fees (Note 5)	2,647,918
Fund accounting fees	76,005
Trustees’ fees	67,018
Registration fees	45,740
Shareholder reports	44,726
Audit and tax fees	20,962
Legal fees	16,019
Insurance	15,901
Custody fees	8,887
Miscellaneous expenses	10,323
Total Expenses	13,504,648
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1)
Net Expenses	13,504,647
Net Investment Income	14,544,967

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	24,063,456
Foreign currency transactions	(10,650)
Net Realized Gain	24,052,806
Change in Net Unrealized Appreciation (Depreciation) from Investments	17,286,024
Net Gain on Investments and Foreign Currency Transactions	41,338,830
Increase in Net Assets from Operations	$55,883,797

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended March 31, 2015 (unaudited) and the Year Ended September 30, 2014	2015	2014

Operations:
Net investment income	$14,544,967	$44,260,046
Net realized gain	24,052,806	133,986,092
Change in net unrealized appreciation (depreciation)	17,286,024	80,485,527
Increase in Net Assets from Operations	55,883,797	258,731,665

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(47,000,087)	(12,000,156)
Net realized gains	(142,305,304)	(178,834,187)
Decrease in Net Assets from Distributions to Shareholders	(189,305,391)	(190,834,343)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	60,025,153	135,393,402
Reinvestment of distributions	185,984,262	187,678,738
Cost of shares repurchased	(159,315,633)	(319,542,918)
Increase in Net Assets from Fund Share Transactions	86,693,782	3,529,222
Increase (Decrease) in Net Assets	(46,727,812)	71,426,544

Net Assets:
Beginning of period	1,961,822,493	1,890,395,949
End of period*	$1,915,094,681	$1,961,822,493
*Includesundistributed net investment income of:	$10,215,217	$42,670,337

See Notes to Financial Statements.

10	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.33	$16.81	$14.26	$11.24	$12.19	$11.63

Income (loss) from operations:
Net investment income	0.13	0.40	0.16	0.13	0.08	0.13
Net realized and unrealized gain (loss)	0.35	1.84	2.85	2.98	(0.87)	0.50
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.01
Total income (loss) from operations	0.48	2.24	3.01	3.11	(0.79)	0.64

Less distributions from:
Net investment income	(0.44)	(0.13)	(0.15)	(0.09)	(0.16)	(0.08)
Net realized gains	(1.26)	(1.59)	(0.31)	—	—	—
Total distributions	(1.70)	(1.72)	(0.46)	(0.09)	(0.16)	(0.08)

Net asset value, end of period	$16.11	$17.33	$16.81	$14.26	$11.24	$12.19
Total return[3]	2.95%	14.35%	21.73%	27.80%	(6.72)%	5.49%[4]

Net assets, end of period (millions)	$1,622	$1,641	$1,523	$1,365	$1,193	$1,412

Ratios to average net assets:
Gross expenses	1.28%[5]	1.29%	1.34%	1.39%	1.34%	1.31%
Net expenses[6]	1.28 [5]	1.29	1.34	1.39	1.34	1.31
Net investment income	1.63 [5]	2.39	1.03	0.98	0.61	1.13

Portfolio turnover rate	4%	12%	23%	15%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.40%. Class A received $1,690,032 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class B Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$15.55	$15.29	$13.00	$10.27	$11.24	$10.69

Income (loss) from operations:
Net investment income (loss)	0.02	0.20	(0.00) [3]	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss)	0.31	1.65	2.60	2.74	(0.80)	0.46
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.08
Total income (loss) from operations	0.33	1.85	2.60	2.73	(0.85)	0.55

Less distributions from:
Net investment income	(0.20)	—	—	—	(0.12)	—
Net realized gains	(1.26)	(1.59)	(0.31)	—	—	—
Total distributions	(1.46)	(1.59)	(0.31)	—	(0.12)	—

Net asset value, end of period	$14.42	$15.55	$15.29	$13.00	$10.27	$11.24
Total return[4]	2.30%	13.06%	20.46%	26.58%	(7.73)%	5.15%[5]

Net assets, end of period (millions)	$77	$97	$143	$172	$204	$310

Ratios to average net assets:
Gross expenses	2.55%[6]	2.40%	2.40%	2.43%	2.37%	2.30%
Net expenses[7]	2.55 [6]	2.40	2.40	2.43	2.37	2.30
Net investment income (loss)	0.33 [6]	1.33	(0.03)	(0.06)	(0.44)	0.07

Portfolio turnover rate	4%	12%	23%	15%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 4.40%. Class B received $2,632,190 related to this distribution.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

12	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$15.76	$15.44	$13.14	$10.35	$11.29	$10.74

Income (loss) from operations:
Net investment income	0.07	0.26	0.06	0.05	0.00 [3]	0.05
Net realized and unrealized gain (loss)	0.32	1.68	2.62	2.76	(0.81)	0.46
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.06
Total income (loss) from operations	0.39	1.94	2.68	2.81	(0.81)	0.57

Less distributions from:
Net investment income	(0.33)	(0.03)	(0.07)	(0.02)	(0.13)	(0.02)
Net realized gains	(1.26)	(1.59)	(0.31)	—	—	—
Total distributions	(1.59)	(1.62)	(0.38)	(0.02)	(0.13)	(0.02)

Net asset value, end of period	$14.56	$15.76	$15.44	$13.14	$10.35	$11.29
Total return[4]	2.64%	13.58%	20.96%	27.15%	(7.41)%	5.27%[5]

Net assets, end of period (millions)	$186	$198	$204	$201	$201	$270

Ratios to average net assets:
Gross expenses	1.98%[6]	1.98%	1.95%	1.98%	1.97%	1.98%
Net expenses[7]	1.98 [6]	1.98	1.95	1.98	1.97	1.98
Net investment income (loss)	0.92 [6]	1.70	0.42	0.40	(0.03)	0.43

Portfolio turnover rate	4%	12%	23%	15%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 4.71%. Class C received $1,468,029 related to this distribution.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.04	$17.44	$14.79	$11.64	$12.60	$12.04

Income (loss) from operations:
Net investment income	0.18	0.48	0.24	0.21	0.15	0.26
Net realized and unrealized gain (loss)	0.36	1.91	2.94	3.09	(0.91)	0.43
Total income (loss) from operations	0.54	2.39	3.18	3.30	(0.76)	0.69

Less distributions from:
Net investment income	(0.51)	(0.20)	(0.22)	(0.15)	(0.20)	(0.13)
Net realized gains	(1.26)	(1.59)	(0.31)	—	—	—
Total distributions	(1.77)	(1.79)	(0.53)	(0.15)	(0.20)	(0.13)

Net asset value, end of period	$16.81	$18.04	$17.44	$14.79	$11.64	$12.60
Total return[3]	3.20%	14.77%	22.24%	28.54%	(6.30)%	5.72%

Net assets, end of period (millions)	$30	$26	$20	$17	$14	$10

Ratios to average net assets:
Gross expenses	0.86%[4]	0.90%	0.90%	0.90%	0.89%	0.97%
Net expenses[5,6]	0.86 [4]	0.90	0.89 [7]	0.90	0.88 [7]	0.97
Net investment income	2.10 [4]	2.75	1.47	1.47	1.10	2.15

Portfolio turnover rate	4%	12%	23%	15%	15%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†:
Consumer staples	—	$38,444,635	—	$38,444,635
Information technology	$257,108,816	21,440,825	—	278,549,641
Other common stocks	1,594,201,561	—	—	1,594,201,561
Total investments	$1,851,310,377	$59,885,460	—	$1,911,195,837

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $59,885,460 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

18	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1.5 billion	0.75%
Next $0.5 billion	0.70
Next $0.5 billion	0.65
Next $1.0 billion	0.60
Over $3.5 billion	0.50

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. In addition, total annual fund operating expenses for Class IS shares did not exceed the total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended March 31, 2015, fees waived and/or expenses reimbursed amounted to $1.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

20	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

For the six months ended March 31, 2015, LMIS and its affiliates retained sales charges of $154,978 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$955	$10,417	$712

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of March 31, 2015, the Fund had accrued $112,324 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$83,987,824
Sales	152,232,251

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$748,845,741
Gross unrealized depreciation	(31,451,273)
Net unrealized appreciation	$717,394,468

4. Derivative instruments and hedging activities

During the six months ended March 31, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$2,030,604	$2,090,831
Class B	430,877	338,360
Class C	956,129	204,979
Class I	—	13,746
Class IS*	—	2
Total	$3,417,610	$2,647,918

*	On November 7, 2014, Class IS shares were fully redeemed.

For the six months ended March 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class B	—
Class C	—
Class I	—
Class IS*	1
Total	$1

*	On November 7, 2014, Class IS shares were fully redeemed.

6. Distributions to shareholders by class

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Net Investment Income:
Class A	$41,007,222	$11,349,318
Class B	1,152,128	—
Class C	3,986,812	410,145
Class I	853,925	240,693
Class IS*	—	—	†
Total	$47,000,087	$12,000,156

Net Realized Gains:
Class A	$117,755,403	$142,417,047
Class B	7,094,103	14,088,555
Class C	15,346,496	20,402,371
Class I	2,109,302	1,926,214
Class IS*	—	—	†
Total	$142,305,304	$178,834,187

*	On November 7, 2014, Class IS shares were fully redeemed.

†	For the period February 21, 2014 (inception date) to September 30, 2014.

22	ClearBridge All Cap Value Fund 2015 Semi-Annual Report

7. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares		Amount
Class A
Shares sold	2,984,643	$49,196,686	7,043,382		$118,630,448
Shares issued on reinvestment	9,882,419	156,242,382	9,612,256		151,489,164
Shares repurchased	(6,885,373)	(113,436,248)	(12,568,157)		(212,042,391)
Net increase	5,981,689	$92,002,820	4,087,481		$58,077,221
Class B
Shares sold	6,817	$104,973	12,136		$183,200
Shares issued on reinvestment	578,676	8,217,199	984,159		14,043,950
Shares repurchased	(1,463,182)	(21,641,223)	(4,143,553)		(62,963,988)
Net decrease	(877,689)	$(13,319,051)	(3,147,258)		$(48,736,838)
Class C
Shares sold	158,246	$2,362,267	355,271		$5,448,331
Shares issued on reinvestment	1,317,385	18,852,186	1,404,575		20,253,964
Shares repurchased	(1,262,925)	(18,796,620)	(2,391,582)		(36,702,339)
Net increase (decrease)	212,706	$2,417,833	(631,736)		$(11,000,044)
Class I
Shares sold	476,487	$8,354,544	630,716		$11,125,128
Shares issued on reinvestment	162,265	2,672,495	115,627		1,891,660
Shares repurchased	(319,127)	(5,431,238)	(448,914)		(7,830,958)
Net increase	319,625	$5,595,801	297,429		$5,185,830
Class IS*
Shares sold	381	$6,683	360	†	$6,295	†
Shares issued on reinvestment	—	—	—	†	—	†
Shares repurchased	(559)	(10,304)	(182)	†	(3,242)	†
Net increase (decrease)	(178)	$(3,621)	178	†	$3,053	†

*	On November 7, 2014, Class IS shares were fully redeemed.

†	For the period February 21, 2014 (inception date) to September 30, 2014.

ClearBridge All Cap Value Fund 2015 Semi-Annual Report	23

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the Fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

24	ClearBridge All Cap Value Fund

other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional large-cap value funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2014. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2014, which showed that the Fund’s performance was better than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the

ClearBridge All Cap Value Fund	25

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Performance Universe during certain periods under review. The Trustees noted that the Fund’s portfolio managers are very experienced, and that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board determined to continue to closely monitor management’s efforts to improve Fund performance going forward. The Board also determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 16 retail front-end load large-cap value funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load large-cap value funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and higher than the average management fee paid by the funds in the Expense Universe, and that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the

26	ClearBridge All Cap Value Fund

Expense Group and higher than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Fund’s total expense ratio was impacted by transfer agent costs that were higher than the average transfer agent costs of the funds in the Expense Group and the Expense Universe and reviewed management’s efforts to reduce such costs. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

ClearBridge All Cap Value Fund	27

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

28	ClearBridge All Cap Value Fund

ClearBridge

All Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Kenneth D. Fuller

President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge All Cap Value Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge All Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q , shareholders can the call Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of shareholders of ClearBridge All Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD1118 5/15 SR15-2473

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND

AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015